Consolidated Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Cash Flow Statement
Interest element of lease payments	£ 10	£ 6	£ 7